Related Party Transactions	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 20 — RELATED PARTY TRANSACTIONS

Names of related parties and related party relationships:

30	Related party disclosures

A.	Names of related parties and related party relationships

i)	Parties where control exists
Subsidiaries
Lytus Technologies Pvt. Ltd – Wholly owned
Globa Health Sciences, Inc (deconsolidated on March 1, 2023)
Lytus technologies Inc (deconsolidated on April 1, 2023)
Sri Sai Cable and Broadband Private Limited (acquired on April 1, 2022)

B	Key Management Personnel (KMP):

	Dharmesh Pandya	Chief Executive Officer & Managing Director
	Shreyas Shah	Chief Financial Officer & Executive Director
	Jagjit Singh Kohli	Director (resigned on January 19. 2023)
	Robert M. Damante	Independent Director
	Rajeev Kheror	Independent Director
	Parvez M. Master	Director
	Dr. Sanjeiiv Geeta Chaudhary	Independent Director (Removed on July 19, 2023)
	Palle Srinivas	Director (related to Sri Sai)
	Palle Sunitha	Director (related to Sri Sai)

C	Enterprise over which KMP has significant influences

	Achalaa Communication Networks	Partner in the firm (related to Sri Sai)
	Ayyappa Digital Communications	Partner in the firm (related to Sri Sai)
	Bhuvanagiri Digital Communications	Partner in the firm (related to Sri Sai)
	Godavarikhani Digital Communications	Partner in the firm (related to Sri Sai)
	Husnabad Digital Communications	Partner in the firm (related to Sri Sai)
	Jammikunta Digital Communications	Partner in the firm (related to Sri Sai)
	Marriguda Digital Communications	Partner in the firm (related to Sri Sai)
	Sangareddy Digital Communications	Partner in the firm (related to Sri Sai)
	Sircilla Digital Communications	Partner in the firm (related to Sri Sai)
	Sri Sai Communications (KNR)	Partner in the firm (related to Sri Sai)
	Sri Sai Digital Communications	Partner in the firm (related to Sri Sai)
	SSC Kamareddy Communications	Partner in the firm (related to Sri Sai)
	Thandpur Digital Communications	Partner in the firm (related to Sri Sai)
	TS Communications	Partner in the firm (related to Sri Sai)
	Vemulawada Digital Communications	Partner in the firm (related to Sri Sai)
	Gayathri Digital Communications	Partner in the firm (related to Sri Sai)
	Sri Sai Communication & Internet Pvt Ltd	Partner in the firm (related to Sri Sai)
	SSC Fiber Home Networks Pvt. Ltd	Partner in the firm (related to Sri Sai)
	Achala Media Television Pvt Ltd	Director (related to Sri Sai)
	Sri Sai Cable and Digital Networks Pvt Ltd	Partner in the firm (related to Sri Sai)
	Kings Broadband Pvt Ltd	Director (related to Sri Sai)
	Inygo Digital Networks Private Limited	Director (related to Sri Sai)
	SRI SAI FUTURE SOLUTION PRIVATE LIMITED	Director (related to Sri Sai)
	SSCBPL INYGO DIGITAL NEWORK PRIVATE LIMITED	Director (related to Sri Sai)
	SUBHODAYA DIGITAL ENTERTAINMENT PVT LTD	Director (related to Sri Sai)
	Lytus Technologies Inc	Director

D	Relatives of KMP:

	Palle Vikas	Relative of KMP (related to Sri Sai)
	Palle Vivek	Relative of KMP (related to Sri Sai)
	Nimish Pandya	Relative of KMP (brother of Mr. Dharmesh Pandya)

B. Transactions with Subsidiaries and Key Management Personnel:

		Subsidiaries			KMP		Significant influenc Entity-KMP			Relatives of KMP
S. No.	Particulars	March 31, 2024	March 31, 2023		March 31, 2024	March 31, 2023	March 31, 2024		March 31, 2023	March 31, 2024	March 31, 2023
1	Transactions made during the year
2	Subscription income								107,322.00
3	STB Installation charges						61,628		125,071.00
4	Loan taken		3,853,017	*	1,850,313	311.00				124,918
5	Loan write back					10.00
6	Loan Repayment				(912,506)	(19,000.00)				(93,704)
7	Commission expenses						1,047,025		696,746.00
8	Bandwidth charges						24,098		25,245.00
9	Sales/Purchase of materials						1,297		5,111.00
12	Remuneration				285,294	95,644.00				36,103	20,507.00
13	Rent paid/ provided				7,459						6,703.00
16	Interest on loans						212.		218.00
	Issue of Shares		2,501,000	*
	Investment in CCD of Subsidiary		3,853,017	*			135,000	**
17	Investments in shares of subsidiaries		2,501,000	*
18	Reimbursement of expenses				29,266	31,155.00
19	Loans and Advances given		3,853,017	*			135,000	**		0	97,355.00
20	Loans and Advances received back				(214,458)
1	Trade receivable						444,082		352,424.00
2	Trade payable					3,555.00	3,036,901		2,712,683.00
3	Outstanding loan payable		3,853,017	*	1,459,144	544,851.00	3,836,282	**	-	31,019	1,304
4	Outstanding loan receivable		3,853,017	*			3,988,017	**	35,598.00		95,443.00
7	Outstanding receivable					214,458.00	1,354,871		1,083,034.00
9	IPO amount with Lytus Inc Receivable		118,728	*
10	IPO amount of Lytus BVI Payable		118,728	*							20,507.00
11	Options outstanding									94,118

*	Transactions in consolidated financials eliminated as inter-company transactions
**	Transactions eliminated as per Option agreements in respect to the subscription of Compulsorily Convertible Debentures issued by Lytus India

Compensation and benefits to Key Management Personnel would commence upon confirmation by independent compensation committee. The compensation committee is expected to be held on or before September 30, 2024.